Summary of Significant Accounting Policies (Details) - Schedule of revenue recognized that were included in contract liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Revenue Recognized That Were Included In Contract Liabilities [Abstract]
Revenue recognised	$ (389,238)	$ (787,181)
Increase in contract liabilities	1,036,139	1,698,739
Exchange difference	(155,334)	5,967
Balance ending	$ 2,066,634	$ 1,575,067